INCOME TAX (Details Narrative)		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Effective income tax rate	16.50%	16.50%	16.50%	16.50%
Effective enacted income tax rate	8.25%
Assessable profits	$ 2,000,000
Tax loss carryforwards					$ 1,483,043	$ 11,542,972
Tax recoverable		$ 0	$ 0
Tax payables			$ 0			$ 0